Note 6 - Property, Plant and Equipment and Capital Long-term Prepayments - Right-of-use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Beginning balance	$ 205	$ 261
Additions during the year, right of use assets	0	0
Ending balance	140	205
Right-of-use asset relate to office lease [member]
Statement Line Items [Line Items]
Beginning balance	0	3,087
Additions during the year, right of use assets	139	881
Transfers from capital long-term prepayments, right of use assets		(3,968)
Ending balance	$ 139	$ 0